ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Summary of accounts receivable

Accounts receivable consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable:
Receivables for loan facilitation and post-origination service from borrowers	170,898	—
Receivables for loan referral service from institutional funding partners	28,945	109,910
Less: allowance for credit losses	(60,679)	—
Total accounts receivable	139,164	109,910

Summary of movement of allowance for uncollectible receivables

The movement of allowance for uncollectible receivables for the years ended December 31, 2018, 2019 and 2020 are as follows:

		Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	—	28,014	60,679
Current year credit losses	51,430	144,636	49,231
Current year write off	(23,416)	(111,971)	(109,910)
Balance at end of the year	28,014	60,679	—

Summary of Contract Assets	Contract assets consists of the following:
	As of December 31,
	2019	2020
	RMB	RMB
Contract assets	—	48,154
Less: Allowance for credit losses	—	—
Contract assets, net	—	48,154